CONTINGENT LIABILITIES AND COMMITMENTS (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2018	Jan. 31, 2018	Nov. 30, 2013	Dec. 31, 2018	Jun. 30, 2018
Disclosure of contingent liabilities [line items]
Lease liabilities				$ 1,700
Liability for royalty payment
Disclosure of contingent liabilities [line items]
Liability for repayment of royalties				$ 4,000
Maximum percentage of payments of royalties				200.00%
Liability for royalty payment | Bottom
Disclosure of contingent liabilities [line items]
Percentage of royalty from sale of product				3.00%
Liability for royalty payment | Top
Disclosure of contingent liabilities [line items]
Percentage of royalty from sale of product				5.00%
Royalties agreement
Disclosure of contingent liabilities [line items]
Percentage of sale of distribution costs				4.00%
Percentage of total consideration received by group companies				10.00%
Percentage of sale reduced where patent has not been registered				50.00%
Car rentals
Disclosure of contingent liabilities [line items]
Lease liabilities				$ 11
Car rentals | Bottom
Disclosure of contingent liabilities [line items]
Duration for lease vehicles				12 months
Car rentals | Top
Disclosure of contingent liabilities [line items]
Duration for lease vehicles				36 months
Office and lab rental
Disclosure of contingent liabilities [line items]
Option for extend agreement		5 years
Annual rent including management fees	$ 140	$ 360	$ 60
Bank guarantees were provided to property owner		103	17
Future rental fees	$ 400	$ 1,600	$ 14
Syneos Health ("Syneos")
Disclosure of contingent liabilities [line items]
Future obligation					$ 2,700